Organization and Nature of Business (Details) - shares	1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 29, 2018	Mar. 31, 2020	Dec. 31, 2019
Date of incorporation		Jul. 22, 2013	Jul. 22, 2013
Driven Nevada [Member]
Aggregate of post-split shares	30,000,000